Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic and Significant Customer Information [Abstract]
Schedule of Sets Forth Reporting Revenue Information	The following table sets forth reporting revenue information by geographic region:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021
United States	751	604	471
Japan	480	1,130	1,380
China	440	104	-
Israel	30	30	108
Thailand	14	30	964
Other[2]	1,514	1,187	1,215
	3,229	3,085	4,138
[2]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.

Schedule of Sets Forth Reporting Property and Equipment Information	The following table sets forth reporting property and equipment information by geographic region:
	As of December 31,	As of December 31,
	2023	2022
Israel	1,084	929
United States	429	427
	1,513	1,356

Schedule of Customer Concentrations as a Percentage of Revenue	The following table is a summary of customer concentrations as a percentage of revenue:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021
Customer A	*	25%	30%
Customer B	14%	*	-
Customer C	-	*	23%

*	Lower than 10%